Trade, Other Receivables and Other Current Assets - Additional Information (Detail) € in Thousands	12 Months Ended
Dec. 31, 2018 EUR (€)
Disclosure of trade and other receivables [line items]
Trade and other receivables overdue	€ 0
Impairment loss	0
Ono non clinical supply services agreement [member]
Disclosure of trade and other receivables [line items]
Increase in Trade receivables	200
Foreign currencies [member]
Disclosure of trade and other receivables [line items]
Carrying amounts for trade and other receivables denominated in foreign currencies	€ 0